Wilmington Large-Cap Growth Fund
WILMINGTON LARGE-CAP GROWTH FUND SUMMARY
Investment Goal
The Fund seeks to provide long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Class A Shares and Class I Shares. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Wilmington Funds. More information about these and other discounts is available from your financial professional, in the Fund’s prospectus in the section entitled “How are shares priced?”.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees Wilmington Large-Cap Growth Fund	Class A Shares	Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	none
Maximum Deferred Sales Charge (Load)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)	none	none
Redemption Fee	none	none
Exchange Fee	none	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Wilmington Large-Cap Growth Fund		Class A Shares	Class I Shares
Management Fee		0.85%	0.85%
Distribution and/or Service (12b-1) Fees		0.25%	none
Other Expenses		0.70%	0.70%
Total Annual Fund Operating Expenses		1.80%	1.55%
Fee Waivers and/or Expense Reimbursements	[1]	(0.38%)	(0.51%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement		1.42%	1.04%
[1]	The Fund's Advisor, distributor and shareholder services provider have agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses paid by the Fund's Class A Shares and Class I Shares will not exceed 1.42% and 1.04%, respectively, not including the effects of taxes or extraordinary expenses. This waiver may be amended or withdrawn after August 31, 2014, or with the agreement of the Fund's Board of Trustees.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Class A Shares and Class I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
Expense Example Wilmington Large-Cap Growth Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	687	1,051	1,439	2,521
Class I Shares	106	440	796	1,802

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 49% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund seeks to achieve its investment goal by investing, under normal circumstances, at least 80% of the value of its net assets in a diversified portfolio of equity securities (primarily common stocks) of large cap U.S. companies. Equity securities include common and preferred stocks as well as convertible securities. “Large cap companies” are defined as companies with market capitalizations at the time of purchase similar to companies in the Russell 1000 Growth Index (the “Russell 1000 Growth”). As of June 30, 2013, the market capitalization of companies in the Russell 1000 Growth ranged from $519 million to $370.4 billion.

The Fund’s investment advisor expects to allocate a significant percentage of the Fund’s assets to investments in companies with capitalizations similar to the largest companies within the Russell 1000 Growth, which were companies with market capitalizations ranging from $15.9 billion to $370.4 billion as of June 30, 2013 (“mega-cap companies”). The Fund’s investment advisor expects that the percentage allocation to mega-cap companies will approximate the ratio of the aggregate market capitalization of the mega-cap companies in the Russell 1000 Growth to the aggregate market capitalization of the Russell 1000 Growth. The remaining portion of the portfolio will be invested primarily in other large cap companies, including those with market capitalizations in other ranges within the Russell 1000 Index. However, subject to the 80% limitation described above, the Fund is not required to maintain any particular allocation among, or a particular number of positions in, companies within certain ranges of market capitalization.

The Advisor uses a bottom-up approach to selecting growth-oriented stocks. The Fund seeks to invest in high-quality, well-established companies that have a strong history of earnings growth, have healthy cash flow, and are attractively priced based on the Advisor’s valuation analytical tool. The Advisor will determine a company’s status as a “large cap company” at the time of initial investment, and the Fund will not be required to sell a pre-existing investment because a company’s market capitalization has grown or reduced outside the market capitalization range of the index. The Advisor expects to review the allocation of the Fund’s portfolio quarterly. The capitalization range of the Russell 1000 Growth is subject to frequent change, and the index is re-balanced and reconstituted periodically. Thus, the companies in the index and the applicable range of market capitalizations defining large cap companies at time of purchase will likely differ from those at June 30, 2013.
Principal Risks of Investing in the Fund
All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:
  Asset Allocation Risk. The Advisor’s asset allocation decisions among various investments may not anticipate market trends successfully. The Advisor may make less than optimal or poor asset allocation decisions. The Advisor attempts to identify investment allocations that will provide consistent, quality performance for the Fund, but there is no guarantee that the allocation techniques will produce the desired results. You could lose money on your investment in the Fund as a result of these allocation decisions.
  Growth Investing Risk. Due to their relatively high valuations, growth stocks are typically more volatile than value stocks.
  Stock Market Risk. The value of equity securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s share price may decline suddenly or over a sustained period of time.
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance Information
The bar chart and table immediately following show the variability of the Fund’s returns and are meant to provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, with respect to its Class A Shares, and by showing how the Fund’s average annual returns for 1, 5 and 10 years or the life of the Fund compare with those of broad measures of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.wilmingtonfunds.com.
Annual Total Returns – Class A Shares Performance Over 10 Years

Best Quarter 17.65% 6/30/2009 Worst Quarter (23.36)% 12/31/2008

The Fund’s Class A Shares total return for the six-month period from January 1, 2013 to June 30, 2013 was 10.61%. The maximum Class A sales charge of 5.50%, which is normally deducted when you purchase shares, is not reflected in the best quarter/worst quarter returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.
Average Annual Total Returns (For the periods ended December 31, 2012)
Average Annual Total Returns Wilmington Large-Cap Growth Fund	1 Year	5 Years	10 Years	Life of Fund		Inception Date
Class A Shares	4.93%	(2.18%)	2.97%
Class A Shares Return After Taxes on Distributions	3.42%	(2.52%)	2.74%
Class A Shares Return After Taxes on Distributions and Sale of Fund Shares	5.20%	(1.85%)	2.57%
Class I Shares	11.42%	(0.80%)		2.96%	[1]	Aug. 18, 2003
Russell 1000 Growth (reflects no deduction for fees, expenses or taxes)	15.26%	3.12%	7.52%
[1]	Class I Shares commenced operations on August 18, 2003.

After-tax performance is presented only for Class A Shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds Fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.